Share-Based Compensation - Liability-Classified Awards (Detail) - Performance-based unit awards [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Liability paid	$ 0	$ 10,000,000	$ 6,000,000
Outstanding liability	$ 46,000,000
Number of shares of common stock represented by each performance unit	1
Total unrecognized compensation cost	$ 28,000,000
Unrecognized compensation cost, remaining weighted-average remaining service period	2 years 6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years